PROPERTY AND EQUIPMENT (Tables)	12 Months Ended
Dec. 31, 2025
Property, plant and equipment [abstract]
Schedule of Property, Plant and Equipment
Property and equipment as of December 31, 2025 included the following:

	Computer equipment and software	Furniture and office supplies	Office fixtures	Vehicles	Buildings	Lands	Properties under construction	Total
Useful life (years)	3	5	3 - 5	5	50	—	—
Cost
Values at beginning of year	114,369	20,700	108,569	340	74,611	2,354	10,047	330,990
Additions related to business combinations	119	—	—	—	—	—	—	119
Additions	9,733	1,302	878	—	—	—	5,929	17,842
Derecognition	(2,864)	(810)	(6,201)	(196)	—	—	(150)	(10,221)
Transfers	—	788	13,492	—	—	—	(14,280)	—
Translation	1,716	224	1,124	69	—	—	132	3,265
Values at end of year	123,073	22,204	117,862	213	74,611	2,354	1,678	341,995

Depreciation
Accumulated at beginning of year	85,264	15,395	71,365	57	4,154	—	—	176,235
Additions	15,557	2,546	13,911	41	1,613	—	—	33,668
Derecognition	(2,848)	(713)	(3,639)	(181)	—	—	—	(7,381)
Translation	1,358	155	406	223	—	—	—	2,142
Accumulated at end of year	99,331	17,383	82,043	140	5,767	—	—	204,664
Carrying amount	23,742	4,821	35,819	73	68,844	2,354	1,678	137,331

Property and equipment as of December 31, 2024 included the following:

	Computer equipment and software	Furniture and office supplies	Office fixtures	Vehicles	Buildings	Lands	Properties under construction	Total
Useful life (years)	3	5	3 - 5	5	50	—	—
Cost
Values at beginning of year	103,491	18,483	105,105	429	74,460	2,354	7,539	311,861
Additions related to business combinations	1,738	552	125	—	—	—	—	2,415
Additions	13,752	1,727	579	—	—	—	11,371	27,429
Derecognition	(3,076)	(258)	(4,167)	(45)	(375)	—	—	(7,921)
Transfers	—	312	7,970	—	490	—	(8,772)	—
Translation	(1,536)	(116)	(1,043)	(44)	36	—	(91)	(2,794)
Values at end of year	114,369	20,700	108,569	340	74,611	2,354	10,047	330,990

Depreciation
Accumulated at beginning of year	71,075	13,384	61,764	91	2,811	—	—	149,125
Additions	18,199	2,357	14,038	35	1,566	—	—	36,195
Derecognition	(2,896)	(245)	(4,009)	(28)	(275)	—	—	(7,453)
Translation	(1,114)	(101)	(428)	(41)	52	—	—	(1,632)
Accumulated at end of year	85,264	15,395	71,365	57	4,154	—	—	176,235
Carrying amount	29,105	5,305	37,204	283	70,457	2,354	10,047	154,755